JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	27	2,526
National Presto Industries, Inc.	17	1,376

		3,902

Airlines — 0.4%
Allegiant Travel Co. (a)	8	1,008
Spirit Airlines, Inc. * (a)	57	916

		1,924

Auto Components — 0.6%
Fox Factory Holding Corp. *	25	1,845
LCI Industries	12	1,283

		3,128

Automobiles — 0.4%
Winnebago Industries, Inc.	43	2,213

Banks — 7.7%
BancFirst Corp.	64	2,605
Camden National Corp.	103	3,118
City Holding Co.	28	1,595
Columbia Banking System, Inc.	129	3,073
Community Trust Bancorp, Inc.	64	1,803
Cullen/Frost Bankers, Inc.	21	1,374
First Busey Corp.	173	2,754
First Commonwealth Financial Corp.	273	2,115
First Financial Bancorp	146	1,754
First Financial Bankshares, Inc.	61	1,697
First Hawaiian, Inc.	96	1,386
First Merchants Corp.	108	2,508
Heritage Commerce Corp.	304	2,021
Heritage Financial Corp.	38	699
Independent Bank Corp.	187	2,352
Independent Bank Corp. (a)	55	2,877
Lakeland Bancorp, Inc.	268	2,669
Simmons First National Corp., Class A	192	3,047
Trustmark Corp.	69	1,484

		40,931

Beverages — 0.3%
Primo Water Corp.	103	1,466

Biotechnology — 8.6%
ACADIA Pharmaceuticals, Inc. * (a)	25	1,011
ADC Therapeutics SA (Switzerland) * (a)	47	1,543
Alector, Inc. *	33	351
Allogene Therapeutics, Inc. * (a)	26	999
Amicus Therapeutics, Inc. *	174	2,454
Arrowhead Pharmaceuticals, Inc.*	34	1,464
Atara Biotherapeutics, Inc. *	114	1,484
Avrobio, Inc. * (a)	80	1,038
Biohaven Pharmaceutical Holding Co. Ltd. *	36	2,327
Blueprint Medicines Corp. *	31	2,886
Bridgebio Pharma, Inc. * (a)	39	1,446
Coherus Biosciences, Inc. * (a)	108	1,987
FibroGen, Inc. *	44	1,791
G1 Therapeutics, Inc. * (a)	52	606
Generation Bio Co. * (a)	18	541
Global Blood Therapeutics, Inc. * (a)	20	1,103
Halozyme Therapeutics, Inc. *	115	3,035
Heron Therapeutics, Inc. * (a)	88	1,309
Homology Medicines, Inc. *	59	632
Intercept Pharmaceuticals, Inc. *	20	841
Mirati Therapeutics, Inc. *	9	1,448
Natera, Inc. *	63	4,516
Orchard Therapeutics plc, ADR (United Kingdom) * (a)	72	296
REGENXBIO, Inc. *	31	840
Relay Therapeutics, Inc. * (a)	40	1,719
REVOLUTION Medicines, Inc. *	34	1,192
Rubius Therapeutics, Inc. * (a)	73	366
Sage Therapeutics, Inc. *	32	1,948
Twist Bioscience Corp. * (a)	47	3,596
Viela Bio, Inc. * (a)	34	962

		45,731

Building Products — 3.8%
Advanced Drainage Systems, Inc.	69	4,338
AZEK Co., Inc. (The) *	26	917
CSW Industrials, Inc. (a)	39	3,041
Simpson Manufacturing Co., Inc.	60	5,826
Trex Co., Inc. * (a)	38	2,710
UFP Industries, Inc.	62	3,510

		20,342

Capital Markets — 1.5%
Evercore, Inc., Class A	30	1,961
Focus Financial Partners, Inc., Class A*	42	1,385
LPL Financial Holdings, Inc.	45	3,473
Virtus Investment Partners, Inc.	8	1,127

		7,946

Chemicals — 2.0%
Hawkins, Inc.	45	2,075
Innospec, Inc.	38	2,436
Stepan Co.	27	2,994
Valvoline, Inc.	154	2,924

		10,429

Commercial Services & Supplies — 2.6%
Brady Corp., Class A	70	2,801
Cimpress plc (Ireland) * (a)	26	1,937
Deluxe Corp.	58	1,486
Kimball International, Inc., Class B	143	1,503
McGrath RentCorp	20	1,192
MSA Safety, Inc.	23	3,102
UniFirst Corp.	9	1,751

		13,772

Communications Equipment — 0.6%
Ciena Corp. *	34	1,336
Viavi Solutions, Inc.*	142	1,667

		3,003

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	71	3,668

Containers & Packaging — 1.0%
Graphic Packaging Holding Co.	172	2,430
Pactiv Evergreen, Inc. * (a)	81	1,033
Silgan Holdings, Inc.	48	1,775

		5,238

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	11	1,634

Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A *	19	3,283

Electric Utilities — 0.3%
Portland General Electric Co.	42	1,479

Electronic Equipment, Instruments & Components — 3.1%
CTS Corp.	126	2,777
ePlus, Inc. *	26	1,877
Fabrinet (Thailand) *	42	2,667
Insight Enterprises, Inc. *	47	2,675
Itron, Inc. *	27	1,635
Littelfuse, Inc.	14	2,551
Plexus Corp. *	31	2,160

		16,342

Equity Real Estate Investment Trusts (REITs) — 6.2%
American Campus Communities, Inc.	70	2,434
American Homes 4 Rent, Class A	129	3,665
Brixmor Property Group, Inc.	177	2,073
CubeSmart	39	1,255
EastGroup Properties, Inc.	9	1,159
Equity Commonwealth	84	2,228
Highwoods Properties, Inc.	58	1,947
JBG SMITH Properties	73	1,945
Rayonier, Inc.	105	2,778
Rexford Industrial Realty, Inc.	78	3,572
RLJ Lodging Trust	179	1,548
Sunstone Hotel Investors, Inc.	331	2,628
Terreno Realty Corp.	73	3,984
Washington	84	1,689

		32,905

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings, Inc. *	52	2,175
Grocery Outlet Holding Corp. * (a)	57	2,259
Performance Food Group Co. *	131	4,530

		8,964

Food Products — 1.4%
Flowers Foods, Inc.	112	2,734
Freshpet, Inc. *	33	3,686
J&J Snack Foods Corp.	9	1,193

		7,613

Gas Utilities — 1.5%
Chesapeake Utilities Corp.	24	2,000
ONE Gas, Inc.	47	3,255
Southwest Gas Holdings, Inc.	44	2,749

		8,004

Health Care Equipment & Supplies — 2.6%
iRhythm Technologies, Inc. *	19	4,564
Nevro Corp. *	23	3,149
Outset Medical, Inc. * (a)	10	476
Shockwave Medical, Inc. *	40	3,068
Utah Medical Products, Inc.	29	2,350

		13,607

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	46	1,361
Amedisys, Inc. *	13	3,019
Encompass Health Corp.	46	2,972
Ensign Group, Inc. (The)	49	2,803
Oak Street Health, Inc. *	17	935
Providence Service Corp. (The) *	22	2,053

		13,143

Health Care Technology — 0.8%
Accolade, Inc. *	43	1,681
American Well Corp., Class A *	39	1,165
Evolent Health, Inc., Class A *	100	1,237

		4,083

Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	86	2,639
Cheesecake Factory, Inc. (The) (a)	43	1,183
Cracker Barrel Old Country Store, Inc.	16	1,806
Planet Fitness, Inc., Class A *	21	1,276
Texas Roadhouse, Inc. (a)	87	5,281

		12,185

Household Durables — 2.2%
Helen of Troy Ltd. *	29	5,683
La-Z-Boy, Inc.	58	1,828
M/I Homes, Inc. *	25	1,170
MDC Holdings, Inc.	23	1,070
TRI Pointe Group, Inc. *	113	2,055

		11,806

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	13	1,608

Insurance — 2.8%
eHealth, Inc. * (a)	16	1,263
James River Group Holdings Ltd.	27	1,219
Lemonade, Inc. * (a)	22	1,084
Old Republic International Corp.	130	1,919
Palomar Holdings, Inc. *	10	1,005
Safety Insurance Group, Inc.	26	1,800
Selective Insurance Group, Inc. (a)	55	2,830
Selectquote, Inc. *	66	1,329
Third Point Reinsurance Ltd. (Bermuda) *	202	1,406
Universal Insurance Holdings, Inc.	90	1,246

		15,101

Interactive Media & Services — 0.2%
Cars.com, Inc. *	157	1,271

Internet & Direct Marketing Retail — 0.5%
Farfetch Ltd., Class A (United Kingdom) * (a)	61	1,524
RealReal, Inc. (The) *	78	1,124

		2,648

IT Services — 1.4%
CSG Systems International, Inc.	50	2,048
I3 Verticals, Inc., Class A * (a)	40	1,021
ManTech International Corp., Class A	37	2,581
Science Applications International Corp.	23	1,833

		7,483

Leisure Products — 0.5%
Callaway Golf Co. (a)	99	1,893
Johnson Outdoors, Inc., Class A	9	749

		2,642

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.*	13	614
Berkeley Lights, Inc. *	18	1,366
Personalis, Inc. *	79	1,705

		3,685

Machinery — 6.3%
Alamo Group, Inc.	25	2,746
Allison Transmission Holdings, Inc.	60	2,124
Blue Bird Corp. *	203	2,470
Graco, Inc.	32	1,937
Hillenbrand, Inc.	97	2,740
ITT, Inc.	97	5,722
John Bean Technologies Corp.	36	3,325
Kadant, Inc.	28	3,098
Lincoln Electric Holdings, Inc.	34	3,095
Mueller Industries, Inc.	85	2,289
Watts Water Technologies, Inc., Class A	37	3,682

		33,228

Media — 1.1%
New York Times Co. (The), Class A	66	2,832
Nexstar Media Group, Inc., Class A (a)	33	2,965

		5,797

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	23	1,980

Multi-Utilities — 0.4%
Unitil Corp.	48	1,861

Oil, Gas & Consumable Fuels — 2.1%
CNX Resources Corp. *	206	1,940
Delek US Holdings, Inc. (a)	81	907
EQT Corp.	150	1,945
Equitrans Midstream Corp.	196	1,654
Matador Resources Co. *	288	2,378
PDC Energy, Inc. *	196	2,427

		11,251

Personal Products — 0.3%
Inter Parfums, Inc.	38	1,434

Pharmaceuticals — 1.0%
Arvinas, Inc. * (a)	35	838
MyoKardia, Inc. *	11	1,495
Revance Therapeutics, Inc. *	80	2,015
TherapeuticsMD, Inc. *	306	483
Tricida, Inc. *	43	394

		5,225

Professional Services — 0.3%
FTI Consulting, Inc. *	14	1,482

Road & Rail — 1.0%
Marten Transport Ltd.	134	2,184
Saia, Inc. *	24	3,075

		5,259

Semiconductors & Semiconductor Equipment — 4.7%
Cabot Microelectronics Corp.	9	1,327
Cree, Inc. * (a)	26	1,643
Enphase Energy, Inc. *	40	3,338
Entegris, Inc.	46	3,444
FormFactor, Inc. *	46	1,159
Inphi Corp. *	31	3,521
MKS Instruments, Inc.	25	2,775
Onto Innovation, Inc. *	80	2,390
Semtech Corp. *	38	2,026
SolarEdge Technologies, Inc. *	13	3,078

		24,701

Software — 7.0%
Anaplan, Inc. *	39	2,450
Avalara, Inc. *	11	1,460
Bill.Com Holdings, Inc. *	15	1,525
Blackline, Inc. *	31	2,820
CyberArk Software Ltd. *	18	1,829
Duck Creek Technologies, Inc. * (a)	38	1,719
Elastic NV *	27	2,895
Envestnet, Inc. *	40	3,104
Everbridge, Inc. * (a)	21	2,581
Globant SA (Argentina) *	12	2,166
Jamf Holding Corp. * (a)	12	466
JFrog Ltd. (Israel) *	12	1,024
Medallia, Inc. * (a)	54	1,478
nCino, Inc. * (a)	6	482
Nuance Communications, Inc. *	51	1,686
Ping Identity Holding Corp. *	50	1,568
Proofpoint, Inc. *	10	1,057
Smartsheet, Inc., Class A *	48	2,377
Upland Software, Inc. *	83	3,119
Vertex, Inc., Class A * (a)	20	456
Zendesk, Inc. *	9	967

		37,229

Specialty Retail — 3.4%
Aaron’s, Inc.	26	1,463
Floor & Decor Holdings, Inc., Class A *	23	1,703
Lithia Motors, Inc., Class A	26	6,034
National Vision Holdings, Inc. *	103	3,953
Urban Outfitters, Inc. *	81	1,691
Vroom, Inc. *	19	988
Williams-Sonoma, Inc. (a)	23	2,122

		17,954

Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc. *	66	1,320

Textiles, Apparel & Luxury Goods — 2.0%
Carter’s, Inc.	39	3,396
Columbia Sportswear Co.	11	952
Kontoor Brands, Inc. (a)	94	2,273
Oxford Industries, Inc. (a)	56	2,250
Steven Madden Ltd.	89	1,744

		10,615

Thrifts & Mortgage Finance — 2.2%
PennyMac Financial Services, Inc.	44	2,563
Premier Financial Corp.	209	3,249
Radian Group, Inc.	176	2,572
WSFS Financial Corp.	126	3,409

		11,793

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	76	4,174
Rush Enterprises, Inc., Class A	35	1,764
SiteOne Landscape Supply, Inc. *	25	3,098

		9,036

Water Utilities — 0.8%
American States Water Co.	27	2,035
Middlesex Water Co. (a)	39	2,450

		4,485

TOTAL COMMON STOCKS (Cost $455,136)		517,829

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (Canada) * ‡ (Cost $—)	51	–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 7.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (d) (e) (Cost $12,968)	12,965	12,974

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (d) (e)	23,005	23,010
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (d) (e)	3,416	3,416

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $26,430)		26,426

TOTAL SHORT-TERM INVESTMENTS (Cost $39,398)		39,400

Total Investments — 105.1% (Cost $494,534)		557,229
Liabilities in Excess of Other Assets — (5.1)%		(26,882)

Net Assets — 100.0%		530,347

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $25,881,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$517,829	$—	$—		$517,829
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	12,974	—	—		12,974
Investment of cash collateral from securities loaned	26,426	—	—		26,426

Total Short-Term Investments	39,400	—	—		39,400

Total Investments in Securities	$557,229	$—	$—	(a)	$557,229

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$17,254	$33,187	$37,464	$(2)	$(1)	$12,974	12,965	$10	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	28,015	17,000	22,000	1	(6)	23,010	23,005	23	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	6,247	33,661	36,492	—	—	3,416	3,416	1	—

Total	$51,516	$83,848	$95,956	$(1)	$(7)	$39,400		$34	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.